Vessels, Net (Details) - Lena River $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 21, 2015 USD ($)
Debt Instruments
Consideration for vessel and related time charter		$ 240,000
Year Built	2013
Cubic Meters	155,000
Value of vessel acquired	$ 220,000